Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Jun. 30, 2012
Components Of Accumulated Other Comprehensive Income

The components of accumulated other comprehensive income are:

(in millions)	Cumu- lative Trans- lation Adjus- tment	Net Unrealized Gain(Loss) on Qualifying Cash Flow Hedges/ Other	Pension/ Post- reti- rement Liability Adjus- tment	Accum- ulated Other Compre- hensive Income (loss)
Balance at June 27, 2009 - As restated	$ (21)	$ (11)	$(572)	$(604)
Disposition of Godrej J.V.	14	–	–	14
Amortization of net actuarial loss and prior service credit	–	–	19	19
Net actuarial loss arising during the period	–	–	(323)	(323)
Pension plan curtailment	–	–	27	27
Pension and postretirement plan amendments	–	–	(4)	(4)
Other comprehensive income (loss) activity	(99)	10	46	(43)

Balance at July 3, 2010 - As restated	(106)	(1)	(807)	(914)
Disposition of Household & Body Care businesses	55	–	–	55
Amortization of net actuarial loss and prior service credit	–	–	16	16
Net actuarial gain arising during the period	–	–	326	326
Pension plan curtailment	–	–	25	25
Other comprehensive income (loss) activity	270	7	(50)	227

Balance at July 2, 2011 - As restated	219	6	(490)	(265)
Business dispositions	127	–	–	127
Amortization of net actuarial loss and prior service credit	–	–	(1)	(1)
Net actuarial loss arising during the period	–	–	(70)	(70)
Pension plan curtailments/ settlements	–	–	24	24
Spin-off of Intl Coffee & Tea Business	(180)		343	163
Other comprehensive income (loss) activity	(150)	2	26	(122)

Balance at June 30, 2012	$ 16	$ 8	$(168)	$(144)